Share-Based Compensation - Schedule of Cash Received from Exercise of Options and Intrinsic Values of Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Share-based Payment Arrangement [Abstract]
Intrinsic value of options exercised	$ 15,746	$ 3,782	$ 2,465
Cash received from exercise of options	$ 9,018	$ 1,908	$ 1,561